Other Current Assets - Schedule of Other Current Assets with Related Parties (Details) - Related Party [Member] - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Other Current Assets - Schedule of Other Current Assets with Related Parties (Details) [Line Items]
Advance to director		$ 44,168	$ 19,682
Other current assets with related parties		$ 44,168	$ 19,682